Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Mar. 31, 2026	Mar. 31, 2025
Year end HKD [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8
Year end RMB [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	6.898
Year average HKD [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8
Year average RMB [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.0061